Pension and Postretirement Benefit Plans and Defined Contribution Plans - Weighted-Average Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Benefits Plan [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	3.20%	4.30%	3.70%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	4.30%	3.70%	4.20%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	7.30%	7.50%	8.00%
Foreign Plan [Member] | Pension Plan [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	1.70%	2.50%	2.30%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	1.40%	1.40%	2.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine interest cost, Discount rate	2.20%	2.00%	2.10%
Weighted-average assumptions used to determine service cost, Discount rate	2.40%	2.30%	2.30%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	3.90%	4.40%	4.70%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	1.40%	2.50%	2.60%
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	3.30%	4.40%	3.80%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	0.00%	0.00%	2.80%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	4.40%	3.80%	4.30%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	7.20%	7.50%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	0.00%	2.80%	2.80%
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	3.20%	4.30%	3.70%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	0.00%	0.00%	2.80%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	4.30%	3.70%	4.20%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	0.00%	2.80%	2.80%